Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39789
Entity Registrant Name	Fusion Fuel Green PLC
Entity Central Index Key	0001819794
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	9 Pembroke Street Upper
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 KR83
Title of 12(b) Security	Class A Ordinary Shares, $0.0035 nominal value per share
Trading Symbol	HTOO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,288,291
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Firm ID	6797	1116
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Fusion Fuel Green PLC and subsidiaries (the “Company”) as of December 31, 2025, and 2024, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Fusion Fuel Green PLC and subsidiaries as of December 31, 2025, and 2024, and the results of their operations and their cash flows for the years then ended, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
Auditor Name	Bush & Associates CPA LLC	KPMG
Auditor Location	Henderson, Nevada May 7, 2026	Dublin, Ireland
Business Contact [Member]
Entity Addresses [Line Items]
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	9 Pembroke Street Upper
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 KR83
City Area Code	+353
Local Phone Number	1 961 9350
Contact Personnel Name	Frederico Figueira de Chaves